Revenue From Contract With Customers - Summary of Disaggregated Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 32,343	$ 27,755	$ 22,245
Operating revenue	2,707,408	2,677,627	2,521,786
Passenger revenue excluding miles redeemed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,581,179	2,567,316	2,434,820
Miles redeemed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,426	20,073	9,431
Passenger revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,612,605	2,587,389	2,444,251
Cargo and mail revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	62,460	62,483	55,290
Frequent flyer program - marketing services revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	22,170	16,291	13,332
Other operating revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 10,173	$ 11,464	$ 8,913